UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Kuehl Shepherd Kozlowski & Associates,Inc.
      823 East Main Street, 14th Floor
      Richmond, Virginia 23219



Form 13F File Number:  28-13642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Julie Waitman
Title: Vice President
Phone: 804-648-5008

Signature, Place, and Date of Signing:


  Julie Waitman            Richmond, VA                 1/31/2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               40
                                                  -----------------------

Form 13F Information Table Value Total:             149132 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE


-------------------------------------------------------------------------------------------------------------------------------
Altria Inc                        COM     02209S103      903         36661SH             SOLE            NONE   35777          884
Apple, Inc.                       COM     037833100      226           702SH             SOLE            NONE     702
AT&T Inc.                         COM     00206R102      234          7976SH             SOLE            NONE    6255         1721
Bank of America Corp              COM     060505104      181         13540SH             SOLE            NONE   10997         2543
Belk Inc Class A                  COM     07784H109      489         21772SH             SOLE            NONE   21772
Capital One Financial             COM     14040H105      372          8751SH             SOLE            NONE    1743         7008
CarMax Group                      COM     143130102     2234         70087SH             SOLE            NONE   61215         8872
ChevronTexaco Corp                COM     166764100      244          2670SH             SOLE            NONE    2316          354
Cisco Systems                     COM     17275R102      203         10046SH             SOLE            NONE    8052         1994
Citigroup, Inc.                   COM     172967101       65         13808SH             SOLE            NONE   13220          588
Coca Cola                         COM     191216100      236          3588SH             SOLE            NONE    2514         1074
Cohen & Steers Global REIT ETF    ETF     00162Q106     4470        124646SH             SOLE            NONE   98624        26022
Community Bankers Tr Cp           COM     203612106       22         21398SH             SOLE            NONE       0        21398
Dominion Resources, Inc           COM     25746U109      546         12775SH             SOLE            NONE   11300         1475
ExxonMobil                        COM     30231G102     1601         21899SH             SOLE            NONE   17306         4593
General Electric Company          COM     369604103      542         29627SH             SOLE            NONE   19717         9910
Honeywell Incorporated            COM     438516106      305          5742SH             SOLE            NONE    5742
IBM                               COM     459200101      241          1640SH             SOLE            NONE    1140          500
Intel Corp                        COM     458140100      256         12188SH             SOLE            NONE    7532         4656
iShares S&P 500                   COM     464287200     8525         67522SH             SOLE            NONE   46618        20904
iShares S&P Midcap 400            COM     464287507     2930         32307SH             SOLE            NONE   22383         9924
Johnson & Johnson                 COM     478160104      268          4336SH             SOLE            NONE    3404          932
Kraft Foods Inc                   COM     50075N104      414         13126SH             SOLE            NONE   12668          458
Lakeland Bancorp                  COM      51637100      114         10357SH             SOLE            NONE   10357
Lincoln National Corp.            COM     534187109      414         14882SH             SOLE            NONE   14882
Maximus, Inc.                     COM     577933104      372          5676SH             SOLE            NONE                 5676
Microsoft Corp                    COM     594918104      220          7866SH             SOLE            NONE    6666         1200
Pepsico                           COM     713448108     2368          4100SH             SOLE            NONE    3800          300
Philip Morris Intl Inc            COM     718172109     1904         32537SH             SOLE            NONE   31286         1251
Polaris Industries  Inc           COM     731068102      474          6073SH             SOLE            NONE    2302         3771
Proctor & Gamble                  COM     742718109      495          7690SH             SOLE            NONE    6705          985
SPDR Trust Unit Series            ETF     78462F103      848          6744SH             SOLE            NONE    5285         1459
SunTrust Banks                    COM     867914103      279          9448SH             SOLE            NONE    8617          831
Vanguard Intl Equity Index        ETF     922042775     2386         49989SH             SOLE            NONE   34083        15906
Vanguard Mega Cap 300             ETF     921910873    43012       1002144SH             SOLE            NONE  713732       288412
Vanguard Mid Cap                  ETF     922908629    11916        160037SH             SOLE            NONE  120874        39163
Vanguard REIT                     ETF     922908553     1331         24042SH             SOLE            NONE   14033        10009
Vanguard Total Bond Mkt ETF       ETF     921937835    48143        599766SH             SOLE            NONE  465980       133786
Vanguard Total Stock Mkt          ETF     922908769     9117        140417SH             SOLE            NONE   88741        51676
WellsFargo                        COM     949746101      232          7473SH             SOLE            NONE    7473


                                             TOTAL $149132

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